UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

              Investment Company Act file number     811-07641
                                                -------------------

                      Advantage Advisers Augusta Fund, LLC
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code: 212-667-4225
                                                         ------------------

                  Date of fiscal year end: December 31
                                          --------------------

                  Date of reporting period: September 30, 2008
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. SCHEDULE OF INVESTMENTS:

The Schedule(s) of Investments is attached herewith.


ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                             SEPTEMBER 30, 2008
SHARES                                                                             VALUE
------                                                                             -----
         INVESTMENT IN SECURITIES - 59.76%
         COMMON STOCK - 59.58%
         UNITED STATES - 57.96%
           AGRICULTURAL CHEMICALS - 3.53%
 20,325        Monsanto Co.                                    (a)               $2,011,768
                                                                                  ---------
           AGRICULTURAL OPERATIONS - 3.14%
 54,404        Archer - Daniels Midland Co.                    (a)                1,191,992
  9,461        Bunge, Ltd.                                     (a)                  597,746
                                                                                  ---------
                                                                                  1,789,738
                                                                                  ---------
           ALTERNATIVE WASTE TECHNOLOGY - 5.02%
140,812        Calgon Carbon Corp. *                           (a)                2,866,932
                                                                                  ---------
           APPAREL MANUFACTURERS - 0.84%
 19,146        Coach, Inc.*                                    (a)                  479,416
                                                                                  ---------
           DIAGNOSTIC EQUIPMENT - 3.06%
126,433        Cepheid, Inc.*                                  (a)                1,748,568
                                                                                  ---------
           ELECTRONIC COMPONENTS - SEMICONDUCTORS - 2.87%
 57,050        Intel Corp.                                                        1,068,546
 26,550        Texas Instruments, Inc.                                              570,825
                                                                                  ---------
                                                                                  1,639,371
                                                                                  ---------
           FINANCE - INVESTMENT BANKER / BROKER - 0.90%
 22,375        Morgan Stanley                                                       514,625
                                                                                  ---------
           GOLD MINING - 4.28%
 62,988        Newmont Mining Corp.                                               2,441,415
                                                                                  ---------
           INSTRUMENTS - SCIENTIFIC - 1.63%
 38,959        FEI Co.*                                        (a)                  927,614
                                                                                  ---------
           MEDICAL PRODUCTS - 2.01%
 17,750        Zimmer Holdings, Inc.*                          (a)                1,145,940
                                                                                  ---------
           OIL - FIELD SERVICES - 2.34%
 22,025        Baker Hughes, Inc.                              (a)                1,333,394
                                                                                  ---------
           OIL COMPANIES - EXPLORATION & PRODUCTION - 9.38%
 45,575        Anadarko Petroleum Corp.                        (a)                2,210,843
 65,114        Newfield Exploration Co.*                                          2,082,997

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                             SEPTEMBER 30, 2008
SHARES                                                                             VALUE
------                                                                             -----
         INVESTMENT IN SECURITIES - (CONTINUED)
         COMMON STOCK - (CONTINUED)
         UNITED STATES - (CONTINUED)
           OIL COMPANIES - EXPLORATION & PRODUCTION(CONTINUED)
 22,775        XTO Energy, Inc.                                                 $ 1,059,493
                                                                                 ----------
                                                                                  5,353,333
                                                                                 ----------
           OIL  - FIELD MACHINERY & EQUIPMENT - 0.54%
  6,125        National Oilwell Varco, Inc.*                                        307,659
                                                                                 ----------
           REGISTERED INVESTMENT COMPANY - 7.73%
 20,450        Retail HOLDRs Trust                                                1,843,363
 30,200        SPDR Gold Trust*                                                   2,569,114
                                                                                 ----------
                                                                                  4,412,477
                                                                                 ----------
           WATER TREATMENT SYSTEMS - 3.53%
108,653        Nalco Holding Co.*                              (a)                2,014,427
                                                                                 ----------
           WEB PORTALS / ISP - 5.70%
  8,125        Google, Inc., - Class A*                                           3,254,225
                                                                                 ----------
           WIRELESS EQUIPMENT - 1.46%
 19,400        Qualcomm, Inc.                                                       833,618
                                                                                 ----------
         TOTAL UNITED STATES (COST $40,278,171)                                 $33,074,520
                                                                                 ----------

         CANADA - 1.62%
  7,000        Potash Corp Of Saskatchewan, Inc.                                    924,070
                                                                                 ----------
         TOTAL CANADA (COST $1,190,749)                                         $   924,070
                                                                                 ----------
         TOTAL COMMON STOCK (COST $41,468,920)                                  $33,998,590
                                                                                 ----------

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                             SEPTEMBER 30, 2008
CONTRACTS                                                                          VALUE
---------                                                                          -----
           WARRANTS - 0.12%
           UNITED STATES - 0.12%
             MEDICAL - BIOMEDICAL / GENETICS - 0.00%
      1          Via Pharmaceuticals, Inc.*                                     $         -
                                                                                 ----------
             MEDICAL - NURSING HOMES - 0.12%
 34,000          Sun Healthcare Group, Inc.*                                         68,340
                                                                                 ----------
           TOTAL UNITED STATES (COST $0)                                        $    68,340
                                                                                 ----------
           TOTAL WARRANTS (COST $0)                                             $    68,340
                                                                                 ----------
           PURCHASED OPTIONS - 0.06%
             CALL OPTIONS - 0.06%
             UNITED STATES - 0.06%
             FINANCE - INVESTMENT BANKER / BROKER - 0.06%
    307          Morgan Stanley 10/18/08 $30.00                                      32,235
                                                                                 ----------
             TOTAL CALL OPTIONS (COST $60,679)                                  $    32,235
                                                                                 ----------
           TOTAL PURCHASED OPTIONS IN SECURITIES (COST $60,679)                 $    32,235
                                                                                 ----------

           TOTAL INVESTMENT IN SECURITIES (COST $41,529,599) - 59.76%           $34,099,165
                                                                                 ----------

           OTHER ASSETS, LESS LIABILITIES - 40.24% **                            22,960,286
                                                                                 ----------

           NET ASSETS - 100.00%                                                 $57,059,451
                                                                                 ==========

*    Non-income producing security.

** Includes $25,861,919 invested in a PNC Bank Money Market Account, which is 45.32% of net assets.

     At December 31, 2007, the aggregate cost for Federal income tax purposes of portfolio investments, securities sold, not yet purchased and written options was $62,924,072, $35,954,910, and $273,675, respectively.

     For Federal income tax purposes, at December 31, 2007, accumulated net unrealized appreciation on portfolio investments, securities sold, not yet purchased, and written options was $8,948,704, consisting of $11,763,198 gross unrealized appreciation and $2,814,494 gross unrealized depreciation.

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)
--------------------------------------------------------------------------------

                                                                             SEPTEMBER 30, 2008
SHARES                                                                             VALUE
------                                                                             -----
           SECURITIES SOLD, NOT YET PURCHASED - 34.77%
           COMMON STOCK - 34.77%
           UNITED STATES - 32.64%
             COMMERCIAL BANKS - CENTRAL U.S. - 1.59%
 26,700          Prosperity Bancshares, Inc.                                     $  907,533
                                                                                  ---------
             COMMERCIAL BANKS - SOUTHERN U.S. - 0.55%
 32,619          Regions Financial Corp.                                            313,142
                                                                                  ---------
             COMMERCIAL BANKS - WESTERN U.S. - 1.83%
 36,597          Pacwest Bancorp                                                  1,046,308
                                                                                  ---------
             DISTRIBUTION / WHOLESALE - 3.12%
 20,463          W.W Grainger,Inc.,                                               1,779,667
                                                                                  ---------
             FINANCE - INVESTMENT BANKER / BROKER - 0.22%
 45,025          E*Trade Financial Corp.                                            126,070
                                                                                  ---------
             FOOTWEAR & RELATED APPAREL - 2.09%
 11,434          Deckers Outdoor Corp.                                            1,190,051
                                                                                  ---------
             HOSPITAL BEDS / EQUIPMENT - 1.72%
 34,295          Kinetic Concepts, Inc.                                             980,494
                                                                                  ---------
             MACHINERY - PRINT TRADE - 1.56%
 32,050          Zebra Technologies Corp. - Class A                                 892,592
                                                                                  ---------
             REAL ESTATE MANAGEMENT / SERVICES - 0.03%
 57,998          Tarragon Corp.                                                      15,659
                                                                                  ---------
             RENTAL AUTO / EQUIPMENT - 0.75%
 56,275          Hertz Global Holdings, Inc.                                        426,002
                                                                                  ---------
             RETAIL - APPAREL / SHOES - 1.61%
 14,100          Guess?, Inc.                                                       490,539
 24,880          Limited Brands, Inc.                                               430,922
                                                                                  ---------
                                                                                    921,461
                                                                                  ---------
             RETAIL - BEDDING - 1.85%
 33,650          Bed, Bath & Beyond, Inc.                                         1,056,947
                                                                                  ---------
             RETAIL - RESTAURANTS - 0.76%
 24,400          Brinker International, Inc.                                        436,516
                                                                                  ---------

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                             SEPTEMBER 30, 2008
SHARES                                                                             VALUE
------                                                                             -----
           SECURITIES SOLD, NOT YET PURCHASED - (CONTINUED)
           COMMON STOCK - (CONTINUED)
           UNITED STATES - (CONTINUED)
             RETAIL - SPORTING GOODS - 0.58%
 17,000          Dick's Sporting Goods, Inc.                                    $   332,860
                                                                                 ----------
             SUPER-REGIONAL BANKS - U.S. - 12.79%
 41,825          Bank of America Corp.                                            1,463,875
 16,579          Capital One Financial Corp.                                        845,529
 39,136          Comerica, Inc.                                                   1,283,269
 37,875          U.S. Bancorp                                                     1,364,258
 62,375          Wells Fargo & Co.                                                2,340,934
                                                                                 ----------
                                                                                  7,297,865
                                                                                 ----------
             TRANSPORT - EQUIPMENT & LEASING - 1.59%
 22,870          GATX Corp.                                                         904,966
                                                                                 ----------
           TOTAL UNITED STATES (PROCEEDS $20,228,184)                           $18,628,133
                                                                                 ----------
           CANADA - 2.13%
             AUCTION HOUSE / ART DEALER - 2.13%
 52,000          Ritchie Bros Auctioneers, inc.                                   1,214,720
                                                                                 ----------
           TOTAL CANADA (PROCEEDS $1,335,421)                                   $ 1,214,720
                                                                                 ----------
           TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $21,563,605)      $19,842,853
                                                                                 ==========

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
SCHEDULE OF WRITTEN OPTIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                             SEPTEMBER 30, 2008
CONTRACTS                                                                          VALUE
---------                                                                          -----
           WRITTEN OPTIONS - 0.40%
           CALL OPTIONS - 0.32%
           UNITED STATES - 0.32%
              AIRLINES - 0.07%
    248          Continental Airlines, - Class B, 10/18/08 $17.50                $   38,440

              SUPER-REGIONAL BANKS - U.S. - 0.25%
    120          Capital One Financial Corp., 12/20/08 $45.00                       142,800
                                                                                  ---------
           TOTAL CALL OPTIONS (PREMIUM $155,298)                                 $  181,240
                                                                                  ---------
           PUT OPTIONS - 0.08%
           UNITED STATES - 0.08%
              AGRICULTURAL CHEMICALS - 0.05%
     41          Monsanto Co., 10/18/08, $100.00                                     29,110

              SUPER-REGIONAL BANKS - U.S. - 0.03%
     54          Comerica, Inc., 10/18/08 $30                                        15,120
                                                                                  ---------
           TOTAL PUT OPTIONS (PREMIUM $29,480)                                   $   44,230
                                                                                  ---------
           TOTAL WRITTEN OPTIONS (PREMIUM $184,778)                              $  225,470
                                                                                  =========

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
--------------------------------------------------------------------------------

The following is a summary of the inputs used, as of SEPTEMBER 30, 2008, in valuing the Company's assets at fair value:

      ------------------------------------------------------------------------------------------------------------
                                                                                       SECURITIES SOLD, NOT YET
      VALUATION INPUTS                                    INVESTMENTS IN SECURITIES            PURCHASD
      ------------------------------------------------------------------------------------------------------------
      LEVEL 1 - QUOTED PRICES                                    $ 34,030,825                $ (20,068,323)
      ------------------------------------------------------------------------------------------------------------
      LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                    68,340                          -
      ------------------------------------------------------------------------------------------------------------
      LEVEL 3 - OTHER SIGNIFICANT UNOBSERVABLE INPUTS                     -                            -
      ------------------------------------------------------------------------------------------------------------
         TOTAL                                                   $ 34,099,165                $ (20,068,323)
      ----------------------------------------------------========================================================


--------------------------------------------------------------------------------

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advantage Advisers Augusta Fund, LLC
            -----------------------------------------------------------

By (Signature and Title)*   /s/ Bryan McKigney
                         ----------------------------------------------
                            Bryan McKigney, Principal Executive Officer
                            (principal executive officer)

Date                        November 12, 2008
    -------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ Bryan McKigney
                         ----------------------------------------------
                            Bryan McKigney, Principal Executive Officer
                            (principal executive officer)

Date                        November 12, 2008
    -------------------------------------------------------------------


By (Signature and Title)*   /s/ Vineet Bhalla
                         ----------------------------------------------
                            Vineet Bhalla, Chief Financial Officer
                            (principal financial officer)

Date                        November 12, 2008
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.